Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000225895 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Growth Fund
Class Name	State Farm Growth Fund
Trading Symbol	STFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$14	0.12%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund invests under normal circumstances at least 80% of its assets in equity securities. Equity securities include common stocks and other income-producing equity securities. Securities are selected based on their long-term potential to generate capital gains, but we may also consider a stock’s long-term potential to generate income.
For the 12-month period ended September 30, 2024, the Growth Fund underperformed the S&P 500 Index. During that timeframe, the Growth Fund’s bias toward higher quality stocks led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, underperformed those with weaker fundamentals, detracting from performance.
Companies that are less volatile (Low Volatility)	Neutral	The portfolio bias towards lower volatility tended to be neutral to overall performance.
Dividend paying companies	Neutral/ Slightly Positive	Companies that pay dividends tended to outperform companies that do not pay dividends, adding slightly to performance.
Sectors	Negative	The fund’s bias towards sectors like Materials and Health Care detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Growth Fund	32.07%	15.01%	11.52%
Benchmark: S&P 500 Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 8,098,732,236
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 4,864,051
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,098,732,236
Total number of portfolio holdings	249
Total fees paid to Adviser	4,864,051
Portfolio turnover rate	18%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	28.34%
Health Care	16.82%
Consumer Staples	10.81%
Materials	9.98%
Industrials	9.79%
Communication Services	8.77%
Financials	5.06%
Consumer Discretionary	4.70%
Energy	2.54%
Other less than 2%	3.21%

C000225896 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Balanced Fund
Class Name	State Farm Balanced Fund
Trading Symbol	STFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures.
The Balanced Fund’s 12-month underperformance was driven primarily by the equity portion of the Fund due to its bias toward higher quality stocks and an underweight to lower quality stocks. Much of the market’s momentum during the period was propelled by a relatively small number of mega-cap tech and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, underperformed those with weaker fundamentals, detracting from performance.
Companies that are less volatile (Low Volatility)	Neutral	The portfolio bias towards lower volatility tended to be neutral to overall performance.
Dividend paying companies	Neutral/ Slightly Positive	Companies that pay dividends tended to outperform companies that do not pay dividends, adding slightly to performance.
Sectors	Negative	The fund’s bias towards certain sectors like Materials and Health Care and away from others like Information Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Balanced Fund	24.37%	11.03%	8.65%
Benchmark: S&P 500 Index	36.35%	15.98%	13.38%
Benchmark: Bloomberg Intermediate U.S. Government/Credit Index	9.45%	1.26%	1.96%
Benchmark: Blended Benchmark*	26.43%	10.95%	9.52%
*	The Northern Trust Company computes the Blended Benchmark using 65% S&P 500 Index and 35% Bloomberg Intermediate U.S. Gov/Credit Index (rebalanced on a monthly basis).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 2,520,613,414
Holdings Count | Holding	1,607
Advisory Fees Paid, Amount	$ 1,748,059
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,520,613,414
Total number of portfolio holdings	1,607
Total fees paid to Adviser	1,748,059
Portfolio turnover rate	19%
Stocks/Bonds Allocation	72% / 28%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	18.26%
Health Care	12.84%
Industrials	8.61%
Materials	8.60%
Communication Services	7.21%
Consumer Staples	6.83%
Financials	3.49%
Consumer Discretionary	2.22%
Energy	2.13%
U.S. Treasury Obligations	17.50%
Corporate Bonds	8.15%
Other	4.16%

C000225897 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Interim Fund
Class Name	State Farm Interim Fund
Trading Symbol	SFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall.
For the 12-month period ended September 30, 2024, the State Farm Interim Fund experienced a total return of 7.33% after expenses, compared to a 7.51% return for the Bloomberg 1-5 Year U.S. Treasury Index. The impact of expenses, and to a smaller extent the duration and security selection effects associated with sampling from the benchmark, the Bloomberg 1-5 Year U.S. Treasury Index, contributed to the Fund’s relatively mild underperformance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Sampling (security selection, curve position, sector allocation)	Neutral	A sampling approach to portfolio construction results in small over/underweight positions at the security level.
Transaction costs	Negative	Transaction costs are experienced by the fund but not reflected in the benchmark index return.
Expenses	Negative	Fund expenses have a negative impact to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Interim Fund	7.33%	0.99%	1.31%
Benchmark: Bloomberg U.S. Government/Credit Bond Index	11.31%	0.41%	2.00%
Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index	7.51%	1.24%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 308,701,210
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 102,545
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$308,701,210
Total number of portfolio holdings	115
Total fees paid to Adviser	102,545
Portfolio turnover rate	49%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0 - 1 Years	1.17%
1 - 2 Years	32.13%
2 - 3 Years	24.31%
3 - 4 Years	19.42%
4 - 5 Years	21.83%
5 - 6 Years	1.45%

C000225898 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Municipal Bond Fund
Class Name	State Farm Municipal Bond Fund
Trading Symbol	SFBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.
For the 12-month period ended September 30, 2024, the State Farm Municipal Bond Fund experienced a total return of 8.57% after expenses, compared to a 8.42% return for the Bloomberg 7-Year Municipal Bond Index. Duration and yield curve factors were the largest contributors to outperformance. The Fund was long duration to start the performance period and moved short duration as rates began to rise. An underweight to the intermediate portion of the curve as rates rose meaningfully in these tenors was supportive. Credit quality allocation and selection detracted marginally from performance. The Fund was underweight lower credit quality names versus its benchmark during the fiscal year which dragged on performance as the lower rated segment outperformed as credit spreads tightened.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Inflation Easing and Labor Market Softening	Positive	Easing inflation and a softening of the labor market fueled interest rate cut expectations that drove bond prices higher in general supporting performance.
Strong demand for lower rated credit	Negative	Investor demand for lower rated credit drove spreads tighter. An underweight to these segments negatively impacted performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Municipal Bond Fund	8.57%	1.34%	2.19%
Benchmark: Bloomberg 7-Year Municipal Bond Index	8.42%	1.37%	2.22%
Benchmark: Bloomberg 1-15 Year Municipal Index	8.47%	1.45%	2.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 538,723,079
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 428,580
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$538,723,079
Total number of portfolio holdings	403
Total fees paid to Adviser	428,580
Portfolio turnover rate	30%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0-6 Years	26.54%
6-12 Years	53.37%
12-22 Years	20.49%
22+ Years	0.00%